Other Operating Income and Expense	12 Months Ended
Dec. 31, 2021
Other Operating Income And Expense
Other Operating Income and Expense

NOTE 9: OTHER OPERATING INCOME & EXPENSE

Other operating income for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Gain from insurance claims (1)	$1,203	$4,852	$2,536
Gain from provisions	–	–	26
Other income	262	269	–
Total	$1,465	$5,121	$2,562

(1) For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the grain port terminal (Note 24).

Other operating expense for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Taxes other than income taxes	$4,649	$4,863	$6,683
Provisions	110	139	–
Total	$4,759	$5,002	$6,683